Risk Management - Disclosure of analysis of credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (Details) - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,491,765	£ 1,451,654
ECL coverage	100.00%
Gross exposure | Net gains on financial instruments designated at fair value
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 16,338	16,469
Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(5,532)	(6,252)
Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 24,173	£ 23,892
ECL coverage	0.80%	0.80%
Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 24,358	£ 24,074
Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	21,028	20,884
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,835	2,607
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	495	583
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(185)	(182)
Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(43)	(47)
Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(126)	(113)
Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(16)	(22)
Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 407,545	£ 374,912
ECL coverage	0.10%	0.10%
Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 407,799	£ 375,234
Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	391,227	353,179
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	15,893	21,601
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	673	454
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6	0
Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(254)	(322)
Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(121)	(126)
Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(124)	(174)
Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(9)	(22)
Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 346,273	£ 342,747
ECL coverage	1.40%	1.60%
Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 351,343	£ 348,468
Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	306,774	301,585
Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	37,153	39,692
Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	7,359	7,191
Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	57	0
Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(5,070)	(5,721)
Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(938)	(919)
Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1,751)	(2,267)
Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(2,381)	(2,535)
Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 168,061	£ 171,512
ECL coverage	0.10%	0.30%
Retail mortgages | Gross exposure
Disclosure of internal credit grades [line items]
Credit exposure	£ 168,248	£ 172,095	£ 174,286
Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	168,248	172,095
Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	146,690	150,202	153,672
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	19,596	19,469	18,200
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	1,962	2,424	2,414
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Retail mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(187)	(583)	(516)
Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(187)	(583)
Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(38)	(50)	(29)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(62)	(105)	(73)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(87)	(428)	(414)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 34,779	£ 34,221
ECL coverage	8.70%	9.20%
Retail credit cards | Gross exposure
Disclosure of internal credit grades [line items]
Credit exposure	£ 38,086	£ 37,707	37,617
Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	38,086	37,707
Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	31,126	30,409	29,788
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,017	5,578	6,449
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	1,903	1,720	1,380
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	40	0	0
Retail credit cards | Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(3,307)	(3,486)	(3,033)
Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(3,307)	(3,486)
Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(553)	(523)	(458)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1,247)	(1,630)	(1,620)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(1,507)	(1,333)	(955)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,808	£ 9,952
ECL coverage	2.90%	3.40%
Retail other | Gross exposure
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,218	£ 10,305	15,658
Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	14,218	10,305
Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12,450	8,469	13,470
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,373	1,343	1,468
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	378	493	720
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	17	0	0
Retail other | Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(410)	(353)	(574)
Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(410)	(353)
Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(138)	(59)	(100)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(111)	(118)	(166)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(161)	(176)	(308)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 129,625	£ 127,062
ECL coverage	0.90%	1.00%
Corporate loans | Gross exposure
Disclosure of internal credit grades [line items]
Credit exposure	£ 130,791	£ 128,361	131,281
Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	130,791	128,361
Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	116,508	112,505	111,891
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	11,167	13,302	16,818
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	3,116	2,554	2,572
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Corporate loans | Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(1,166)	(1,299)	(1,427)
Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1,166)	(1,299)
Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(209)	(287)	(461)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(331)	(414)	(424)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(626)	(598)	(542)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	£ 0
100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 479	£ 561
ECL coverage	3.20%	3.80%
100% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 495	£ 583
100% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	495	583
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(16)	(22)
100% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(16)	(22)
100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 670	£ 432
ECL coverage	1.30%	4.80%
100% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 679	£ 454
100% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	673	454
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6	0
100% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(9)	(22)
100% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(9)	(22)
100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,034	£ 4,654
ECL coverage	32.10%	35.20%
100% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,413	£ 7,187
100% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	7,356	7,187
100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	57	0
100% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(2,379)	(2,533)
100% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(2,379)	(2,533)
100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,875	£ 1,996
ECL coverage	4.40%	17.70%
100% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,962	£ 2,424
100% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	1,962	2,424
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(87)	(428)
100% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(87)	(428)
100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 436	£ 387
ECL coverage	77.60%	77.50%
100% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,943	£ 1,720
100% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	1,903	1,720
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	40	0
100% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1,507)	(1,333)
100% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(1,507)	(1,333)
100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 234	£ 317
ECL coverage	40.80%	35.70%
100% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 395	£ 493
100% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	378	493
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	17	0
100% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(161)	(176)
100% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(161)	(176)
100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,489	£ 1,954
ECL coverage	20.00%	23.40%
100% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,113	£ 2,550
100% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	3,113	2,550
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(624)	(596)
100% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(624)	(596)
100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 8,440	£ 7,660
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 8,442	£ 7,661
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	8,132	7,582
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	310	79
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(1)
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(1)
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	0
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 92,928	£ 78,402
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 92,931	£ 78,404
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	92,589	77,689
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	342	715
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(2)
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(2)
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 69,276	£ 63,669
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 69,287	£ 63,677
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	68,406	62,940
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	878	733
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	3	4
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(11)	(8)
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(6)
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	0
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 27,447	£ 26,345
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 27,448	£ 26,346
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	26,799	25,759
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	649	587
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 119	£ 133
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 119	£ 133
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	119	133
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 76	£ 66
ECL coverage	1.30%	1.50%
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 77	£ 67
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	76	67
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	0
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 41,634	£ 37,125
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 41,643	£ 37,131
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	41,412	36,981
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	228	146
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	3	4
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(6)
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(4)
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	0
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,932	£ 3,338
ECL coverage	0.00%	0.10%
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,934	£ 3,340
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,934	3,337
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	3
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 82,823	£ 75,871
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 82,831	£ 75,878
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	82,489	75,399
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	342	479
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(8)	(7)
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(8)	(6)
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 123,768	£ 87,486
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 123,801	£ 87,518
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	116,783	84,032
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	7,018	3,486
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(33)	(32)
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(30)	(30)
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 97,265	£ 62,028
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 97,284	£ 62,042
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	90,420	58,656
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,864	3,386
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(19)	(14)
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(16)	(12)
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,708	£ 1,465
ECL coverage	0.10%	0.10%
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,710	£ 1,467
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,706	1,463
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4	4
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 578	£ 572
ECL coverage	0.30%	0.20%
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 580	£ 573
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	575	569
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5	4
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(1)
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(1)
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,217	£ 23,421
ECL coverage	0.00%	0.10%
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,227	£ 23,436
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	24,082	23,344
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	145	92
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(10)	(15)
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(10)	(15)
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 3,106	£ 3,364
ECL coverage	0.10%	0.10%
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 3,108	£ 3,368
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,717	3,211
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	391	157
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(4)
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(3)
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 64,062	£ 66,330
ECL coverage	0.00%	0.00%
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 64,075	£ 66,343
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	63,004	63,545
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,071	2,798
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(13)	(13)
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(12)	(12)
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(1)
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 39,838	£ 74,007
ECL coverage	0.10%	0.10%
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 39,876	£ 74,056
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	34,873	66,463
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,003	7,593
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(38)	(49)
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(30)	(38)
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(11)
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,977	£ 58,501
ECL coverage	0.10%	0.00%
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,991	£ 58,527
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	18,574	51,292
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,417	7,235
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(14)	(26)
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(18)
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(8)
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,588	£ 3,371
ECL coverage	0.30%	0.30%
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,597	£ 3,380
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,592	3,374
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5	6
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(9)
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(9)
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 776	£ 968
ECL coverage	0.50%	0.20%
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 780	£ 970
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	774	964
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6	6
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(2)
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(2)
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,497	£ 11,167
ECL coverage	0.10%	0.10%
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,508	£ 11,179
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	11,933	10,833
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	575	346
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(11)	(12)
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(9)
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(3)
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,292	£ 3,126
ECL coverage	0.20%	0.20%
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,296	£ 3,133
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,177	2,848
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	119	285
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(4)	(7)
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(4)	(3)
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(4)
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 71,654	£ 67,840
ECL coverage	0.00%	0.00%
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 71,674	£ 67,864
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	70,770	66,423
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	904	1,441
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(20)	(24)
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(19)	(22)
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(2)
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,290	£ 41,663
ECL coverage	0.20%	0.30%
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,378	£ 41,779
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	36,987	38,881
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,391	2,898
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(88)	(116)
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(72)	(96)
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(16)	(20)
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,752	£ 13,773
ECL coverage	0.20%	0.20%
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,774	£ 13,797
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	9,829	11,350
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,945	2,447
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(22)	(24)
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(12)
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(10)	(12)
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,742	£ 5,232
ECL coverage	0.50%	0.50%
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,768	£ 5,259
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,758	5,248
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	10	11
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(26)	(27)
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(26)	(27)
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,584	£ 4,399
ECL coverage	0.30%	0.50%
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,598	£ 4,419
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4,539	4,369
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	59	50
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(14)	(20)
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(11)	(16)
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(4)
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,212	£ 18,259
ECL coverage	0.20%	0.20%
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,238	£ 18,304
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	16,861	17,914
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	377	390
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(26)	(45)
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(23)	(41)
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(4)
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,853	£ 3,075
ECL coverage	0.70%	0.50%
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,872	£ 3,089
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,309	2,388
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	563	701
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(19)	(14)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(12)	(8)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(7)	(6)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 71,169	£ 58,810
ECL coverage	0.10%	0.10%
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 71,217	£ 58,863
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	68,038	54,686
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,179	4,177
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(48)	(53)
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(36)	(38)
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(12)	(15)
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,087	£ 41,011
ECL coverage	1.10%	0.90%
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,513	£ 41,397
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	33,596	33,175
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,917	8,222
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(426)	(386)
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(341)	(264)
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(85)	(122)
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,584	£ 5,916
ECL coverage	0.60%	0.50%
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,604	£ 5,947
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	863	2,833
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,741	3,114
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(31)
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(6)
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(19)	(25)
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,278	£ 11,032
ECL coverage	1.80%	1.40%
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,469	£ 11,183
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10,298	11,010
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	171	173
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(191)	(151)
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(179)	(137)
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(14)
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,909	£ 2,110
ECL coverage	1.50%	1.40%
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,001	£ 2,140
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,762	1,899
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	239	241
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(92)	(30)
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(82)	(15)
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(10)	(15)
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,316	£ 21,953
ECL coverage	0.60%	0.80%
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,439	£ 22,127
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	16,673	17,433
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,766	4,694
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(123)	(174)
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(79)	(106)
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(44)	(68)
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 1,609	£ 2,458
ECL coverage	3.50%	2.80%
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 1,667	£ 2,528
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	730	1,501
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	937	1,027
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(58)	(70)
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(22)	(29)
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(36)	(41)
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 20,077	£ 22,854
ECL coverage	0.50%	0.50%
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 20,168	£ 22,965
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,633	14,690
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6,535	8,275
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(91)	(111)
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(41)	(40)
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(50)	(71)
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,717	£ 25,938
ECL coverage	4.10%	5.10%
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,732	£ 27,324
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	15,400	15,423
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	9,332	11,901
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1,015)	(1,386)
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(384)	(438)
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(631)	(948)
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,748	£ 2,397
ECL coverage	0.90%	1.60%
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,764	£ 2,437
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	83	194
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,681	2,243
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(16)	(40)
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(16)	(39)
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,501	£ 11,290
ECL coverage	6.00%	8.20%
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,237	£ 12,303
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	9,330	8,867
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,907	3,436
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(736)	(1,013)
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(290)	(314)
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(446)	(699)
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,481	£ 1,380
ECL coverage	4.00%	4.50%
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,543	£ 1,445
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	656	583
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	887	862
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(62)	(65)
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(21)	(22)
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(41)	(43)
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,987	£ 10,871
ECL coverage	2.20%	2.40%
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,188	£ 11,139
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,331	5,779
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,857	5,360
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(201)	(268)
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(73)	(101)
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(128)	(167)
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 462	£ 310
ECL coverage	15.10%	16.70%
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 544	£ 372
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	29	17
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	515	355
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(82)	(62)
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(82)	(61)
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,162	£ 4,373
ECL coverage	1.50%	2.00%
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,224	£ 4,463
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	704	747
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,520	3,716
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(62)	(90)
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(6)
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(60)	(84)
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,263	£ 4,319
ECL coverage	20.20%	21.90%
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,343	£ 5,530
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	729	671
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,614	4,859
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1,080)	(1,211)
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(73)	(47)
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1,007)	(1,164)
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 413	£ 556
ECL coverage	1.90%	3.30%
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 421	£ 575
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	122	118
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	299	457
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(19)
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(19)
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,407	£ 1,311
ECL coverage	37.30%	42.00%
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,243	£ 2,262
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	323	314
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,920	1,948
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(836)	(951)
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(47)	(34)
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(789)	(917)
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 170	£ 140
ECL coverage	30.30%	29.30%
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 244	£ 198
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	68	18
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	176	180
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(74)	(58)
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(17)	(2)
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(57)	(56)
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,273	£ 2,312
ECL coverage	6.70%	7.30%
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,435	£ 2,495
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	216	221
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,219	2,274
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(162)	(183)
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(11)
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(153)	(172)
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0